Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes
Subsequent Events

NOTE 5 - SUBSEQUENT EVENTS

On October 8, 2012 the Company granted 10,000 options under its 2009 Incentive Plan with an exercise price of $1.23 per share with 1/3 vesting immediately and 1/3 annually thereafter.

The Company also issued 35,112 shares in satisfaction of $50,000 of the debt of a subsidiary and 3,000 shares to employees as an incentive bonus.

On October 10, 2012 the Company issued 2,500 shares of Series B preferred stock.

On October 16, 2012 the Company issued 10,000 shares under the terms of the employment agreement of an executive officer.

On October 26, 2012 the Company issued 9,000 shares under the terms of the employment agreement of an executive officer.

On October 30, 2012, Blue Earth Inc. (the "Company") executed a Secured Promissory Note (the “Note”) in the principal amount of $800,000 payable to Laird Q. Cagan (the “Lender”) its Chairman of the Board of Directors.  The Note evidences a loan made in connection with the Company’s commencement of design, engineering, permitting, and construction services to be provided by a subsidiary of the Company with respect to five photovoltaic installations (the “Projects”) located in Southern California. The Loan together with secured interest at the rate of 12% per annum is due and payable on May 1, 2013.  The Loan may be pre-paid at any time.  In addition, following the completion of construction of the Project(s), in the event that the Company, or its subsidiaries, receives any proceeds (directly or indirectly) from the U.S. Treasury Department of the 1603 Grant(s), the Company shall immediately pay such proceeds to the Lender, and the interest and principal amount of the Loan shall be reduced via payment to Lender of said proceeds. The Loan is secured by the proceeds of the above-stated grants; all machinery, equipment, furniture and fixtures utilized for the Projects and all contractual rights in connection with the Projects.

On November 6, 2012, the Company entered into an Independent Consulting Agreement with Company’s Chairman of the Board of Directors, Laird Cagan. Cagan has been retained to actively participate in the review and negotiations of project finance opportunities, corporate finance, initiating leads for potential partners/relations for all business activities of the Company.  In consideration of the services, the Company has issued Cagan a warrant to purchase 1,000,000 shares of Common Stock, exercisable at $.01 per share, for a ten year exercise period.

On November 6, 2012 the Company issued a total of 135,942 shares under the terms of two consulting services agreements.

On November 7, 2012 the Company issued 20,000 shares under the terms of the employment agreement of an executive officer.

In accordance with ASC 855-10, the Company’s management has reviewed all material events there are no additional material subsequent events to report.

Note 14 - Subsequent Events

Effective January 1, 2012, the Company appointed Philip J. Kranenburg, as the Company’s Chief Financial Officer which relationship was terminated on March 14, 2012. In connection with Mr. Kranenburg’s appointment as Chief Financial Officer, the Company and Mr. Kranenburg entered into an employment agreement, effective January 1, 2012, pursuant to which Mr. Kranenburg was employed by the Company as an “at will” employee.  The Employment Agreement provided for the following compensation: an annual base salary of $150,000; a bonus determined by the Board of Directors of the Company; an option to purchase 1,000,000 shares of the Company’s common stock pursuant to the Company’s 2009 Equity Incentive Plan, with an exercise price of $1.37, which will vest as follows:

250,000 options on the first anniversary of employment, with 72,993 of the options qualifying as Incentive Stock Options and the remaining as Non-Qualified Stock Options; and 62,500 options per quarter over the next twelve quarters, with 72,993 of the options qualifying as Incentive Stock Options each year and the remaining as Non-Qualified Stock Options on the vested options per annum.

The Company and Mr. Kranenburg agreed his cash compensation shall commence following the completion of the Company’s private placement and in lieu of cash compensation for the month of January, Mr. Kranenburg has accepted 9,125 shares of restricted Common Stock. . Under the terms of Mr. Kranenburg’s employment agreement, he was entitled to additional shares from February 1, 2012 until his date of termination, plus 52,740 options exercisable at $1.37 per share that vested during that time period.

Effective January 1, 2012, the Company has entered into six year lease for the offices of Xnergy, Inc.

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and determined that there are no additional events to report.

The stock subscription receivable in the sum of $2,632,192 due from the sellers of Xnergy was paid in full effective March 26, 2012. The Company received a total of 877,364 shares valued at $3.00 per share. The 877,364 shares have been cancelled.